Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues	The following table presents revenues by the service lines:
	For the Years Ended December 31,
	2023	2022	2021
REVENUES:
Application development services*	$9,780,115	$3,847,199	$20,323,422
Consulting and technical support services	3,609,158	2,538,500	4,555,352
Subscription services	695,010	758,526	936,913
Trading revenue	2,549,808	3,338,584	6,277,141
Other revenue	190,732	-	-
Total revenues	$16,824,823	$10,482,809	$32,092,828
*	For the years ended December 31, 2023, 2022 and 2021, certain application development service arrangements included sales of IT equipment. Such revenue of $2,001,750, $2,609,531 and $14,472,010 was included in the application development service revenue for years ended December 31, 2023, 2022 and 2021, respectively.